Vanguard International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Australia (3.6%)
	BHP Group plc	132,494	2,711
	Goodman Group	184,759	1,907
	Brambles Ltd.	219,073	1,661
			6,279
Belgium (0.6%)
	Ageas SA/NV	27,284	967
Brazil (0.7%)
	Petroleo Brasileiro SA Preference Shares	315,900	1,252
Canada (4.4%)
	Brookfield Asset Management Inc. Class A	65,428	2,153
	Barrick Gold Corp.	77,664	2,090
	Bank of Nova Scotia	43,165	1,786
	Magna International Inc.	37,717	1,680
			7,709
China (12.8%)
*	Alibaba Group Holding Ltd.	223,740	6,037
	China Merchants Bank Co. Ltd. Class H	527,000	2,442
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	86,975	1,906
*	Tencent Music Entertainment Group ADR	139,579	1,879
[1]	China Tower Corp. Ltd. Class H	10,134,000	1,801
	Anhui Conch Cement Co. Ltd. Class H	262,500	1,779
	ENN Energy Holdings Ltd.	152,100	1,719
	CNOOC Ltd.	1,489,000	1,671
	China Overseas Land & Investment Ltd.	534,000	1,631
	Haier Electronics Group Co. Ltd.	406,000	1,236
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	13,600	298
			22,399
Denmark (1.2%)
	Vestas Wind Systems A/S	20,080	2,056
France (9.1%)
	Schneider Electric SE	26,173	2,911
[2]	TOTAL SA	70,925	2,735
	Pernod Ricard SA	12,666	1,994
*	BNP Paribas SA	49,725	1,987
[2]	AXA SA	89,610	1,886
*	Airbus SE	24,984	1,790
	Cie Generale des Etablissements Michelin SCA	15,109	1,575
	Edenred	25,451	1,116
			15,994

		Shares	Market Value ($000)
Germany (4.9%)
	Allianz SE (Registered)	12,067	2,466
	RWE AG	70,384	2,464
	Volkswagen AG Preference Shares	14,885	2,262
	United Internet AG (Registered)	33,569	1,426
			8,618
Hong Kong (2.8%)
	AIA Group Ltd.	326,000	3,050
	New World Development Co. Ltd.	402,250	1,910
			4,960
India (1.0%)
	Power Grid Corp. of India Ltd.	401,710	932
	ICICI Bank Ltd. ADR	84,993	789
			1,721
Indonesia (0.5%)
	Bank Mandiri Persero Tbk. PT	2,608,700	906
Ireland (2.6%)
	CRH plc	54,351	1,871
	Smurfit Kappa Group plc	51,017	1,714
*	AerCap Holdings NV	33,263	1,025
			4,610
Japan (14.9%)
	Ono Pharmaceutical Co. Ltd.	107,500	3,138
	Mitsui Fudosan Co. Ltd.	144,700	2,571
	KDDI Corp.	84,200	2,512
	Hoya Corp.	26,000	2,490
	ITOCHU Corp.	112,200	2,428
	Mitsubishi UFJ Financial Group Inc.	531,400	2,091
	FANUC Corp.	11,600	2,080
	Seven & i Holdings Co. Ltd.	62,400	2,041
	Eisai Co. Ltd.	25,500	2,026
	MS&AD Insurance Group Holdings Inc.	65,400	1,801
	Tokio Marine Holdings Inc.	39,800	1,742
	Mitsubishi Heavy Industries Ltd.	51,900	1,225
			26,145
Mexico (2.2%)
	Wal-Mart de Mexico SAB de CV	897,300	2,153
	America Movil SAB de CV	2,536,700	1,628
			3,781
Netherlands (4.4%)
	ASML Holding NV	8,907	3,258
	Wolters Kluwer NV	29,814	2,331
	Koninklijke KPN NV	799,359	2,126
			7,715
New Zealand (0.6%)
*	a2 Milk Co. Ltd.	75,975	994
Other (2.0%)
[3]	Vanguard FTSE Developed Markets ETF	89,891	3,487
Russia (1.5%)
*	Sberbank of Russia PJSC ADR	134,200	1,526
	LUKOIL PJSC ADR	15,300	1,137
			2,663
South Africa (1.4%)
	Anglo American plc	108,636	2,504

			Shares	Market Value ($000)
South Korea (4.3%)
		Samsung Electronics Co. Ltd.	102,199	4,524
		KB Financial Group Inc.	61,264	1,735
		LG Household & Health Care Ltd.	1,144	1,282
				7,541
Spain (4.6%)
		Iberdrola SA	333,419	3,893
		Industria de Diseno Textil SA	90,480	2,401
		Banco Bilbao Vizcaya Argentaria SA	511,293	1,760
				8,054
Sweden (1.0%)
*		Alfa Laval AB	79,895	1,762
Switzerland (6.7%)
		Nestle SA (Registered)	45,200	5,011
		Roche Holding AG	11,079	3,838
		Novartis AG (Registered)	32,456	2,828
				11,677
Taiwan (6.0%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	433,000	4,624
		MediaTek Inc.	132,000	2,610
		Uni-President Enterprises Corp.	782,000	1,895
		Hon Hai Precision Industry Co. Ltd.	450,000	1,321
				10,450
United Kingdom (4.2%)
		AstraZeneca plc	24,448	2,544
		WPP plc	224,242	1,748
		Standard Chartered plc	318,880	1,729
		Compass Group plc	96,276	1,325
				7,346
Total Common Stocks (Cost $179,034)				171,590
		Coupon
Temporary Cash Investments (4.5%)
Money Market Fund (4.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $7,939)	0.227%	79,400	7,940
Total Investments (102.5%) (Cost $186,973)				179,530
Other Assets and Liabilities-Net(-2.5%)				(4,385)
Net Assets (100%)				175,145
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $1,801,000, representing 1.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,374,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,619,000 was received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	12,742	—	—	12,742
Common Stocks—Other	7,181	151,667	—	158,848
Temporary Cash Investments	7,940	—	—	7,940
Total	27,863	151,667	—	179,530

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 1, 2019[1] Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2020 Market Value ($000)
Vanguard FTSE Developed Markets ETF	—	40,024	(37,150)	153	460	88	—	3,487
Vanguard Market Liquidity Fund	—	NA2	NA2	—	1	50	—	7,940
Total	—	40,024	(37,150)	153	461	138	—	11,427
1	Commencement of subscription period for the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.